Putnam ESG Core Bond ETF
The fund's portfolio
7/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (33.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/20/53 to 3/20/53(FWC)	$2,011,057	$2,042,572
5.50%, TBA, 8/1/53	2,000,000	1,988,179
5.50%, with due dates from 6/20/53 to 7/20/53(FWC)	793,646	796,994
5.50%, 9/20/52	341,211	343,557
5.00%, 10/20/52	1,638,783	1,608,710
4.50%, 9/20/52	3,230,082	3,108,337
4.00%, TBA, 8/1/53	3,000,000	2,826,247
3.50%, with due dates from 1/20/52 to 3/20/52	4,267,344	3,927,749
3.00%, with due dates from 3/20/43 to 9/20/51	5,318,364	4,758,375
2.50%, with due dates from 4/20/51 to 3/20/52	7,240,910	6,266,049
2.00%, with due dates from 2/20/51 to 7/20/51	6,507,569	5,456,261

		33,123,030
U.S. Government Agency Mortgage Obligations (26.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	49,920	50,997
6.00%, 5/1/53	239,590	241,638
5.50%, 5/1/53	239,046	238,037
5.00%, 3/1/53	957,629	936,578
4.50%, with due dates from 7/1/52 to 8/1/52	828,953	794,474
4.00%, with due dates from 4/1/52 to 10/1/52	2,229,972	2,084,001
3.00%, 3/1/52	386,893	342,156
2.50%, with due dates from 1/1/52 to 5/1/52	1,712,611	1,454,282
2.00%, 5/1/51	514,234	417,984
2.00%, 4/1/42	2,625,562	2,212,081
2.00%, with due dates from 8/1/35 to 3/1/36	3,292,051	2,928,492
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 5/1/53	1,345,964	1,374,360
6.00%, 4/1/53	1,994,131	2,010,309
6.00%, 4/1/53(FWC)	1,046,736	1,068,115
5.50%, 7/1/53(FWC)	4,996,499	5,016,012
5.50%, 4/1/50	334,895	337,354
5.00%, with due dates from 10/1/52 to 2/1/53	2,279,912	2,232,894
4.50%, with due dates from 7/1/52 to 9/1/52	4,247,341	4,069,505
4.00%, with due dates from 6/1/52 to 7/1/52	5,004,599	4,722,664
3.50%, with due dates from 7/1/50 to 7/1/52	9,152,556	8,308,829
3.00%, with due dates from 3/1/52 to 6/1/52	11,432,958	10,029,919
3.00%, 11/1/32	349,903	330,147
2.50%, with due dates from 12/1/51 to 5/1/52	20,310,746	17,153,469
2.50%, with due dates from 7/1/36 to 7/1/37	5,055,708	4,616,864
2.00%, with due dates from 4/1/47 to 2/1/52	28,241,735	22,940,004
2.00%, with due dates from 5/1/36 to 6/1/36	2,690,342	2,388,660
1.50%, 7/1/36	2,562,388	2,221,101
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/53	14,000,000	13,907,032
5.00%, TBA, 8/1/53	5,000,000	4,886,328
1.50%, TBA, 8/1/53	3,000,000	2,301,819
1.50%, TBA, 8/1/38	2,000,000	1,723,659

		123,339,764

Total U.S. government and agency mortgage obligations (cost $158,808,540)		$156,462,794

U.S. TREASURY OBLIGATIONS (33.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds
6.125%, 8/15/29	$2,000,000	$2,208,516
4.00%, 11/15/52	34,400,000	34,367,750
3.375%, 8/15/42	12,800,000	11,386,000
U.S. Treasury Notes
2.50%, 2/28/26	25,500,000	24,189,141
2.375%, 4/30/26	20,800,000	19,633,250
1.75%, 3/15/25	30,100,000	28,538,563
1.25%, 8/15/31 5/18/26	39,000,000	31,766,719
1.25%, 3/31/28	2,000,000	1,750,469

Total U.S. treasury obligations (cost $156,589,111)		$153,840,408

CORPORATE BONDS AND NOTES (27.1%)(a)
	Principal amount	Value
Basic materials (1.1%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$661,000	$632,042
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	839,000	845,001
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	483,000	418,104
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	775,000	747,762
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	361,000	335,201
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	122,000	97,192
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	483,000	458,130
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	920,000	1,052,074
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	849,000	729,014

		5,314,520
Capital goods (1.3%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	56,000	54,153
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,027,000	931,147
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	440,000	423,002
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	483,000	461,206
L3Harris Technologies, Inc. sr. unsec. unsub. bonds 5.40%, 7/31/33	790,000	795,458
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,078,000	1,007,765
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	740,000	726,139
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	275,000	275,175
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	839,000	784,500
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	630,000	627,620

		6,086,165
Communication services (3.6%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	2,751,000	2,368,027
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	700,000	626,990
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	610,000	580,808
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	8,212,000	6,345,594
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	366,000	277,353
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	239,000	234,773
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	610,000	570,028
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	605,000	566,197
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	661,000	581,539
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	600,000	528,765
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	585,000	620,129
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	122,000	112,086
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	605,000	574,054
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 3.30%, 2/15/51	1,947,000	1,356,090
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	722,000	599,316
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	844,000	738,242

		16,679,991
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity	278,000	278,687

		278,687
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	445,000	414,406
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	750,000	642,048
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	722,000	604,729
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	849,000	832,286
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	475,000	414,059
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	110,000	96,937
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	356,000	317,855
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	361,000	293,554
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	483,000	470,412
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	478,000	446,138
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	422,000	422,606
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	483,000	431,947
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	478,000	418,637
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	239,000	188,035
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	732,000	649,243

		6,642,892
Consumer staples (0.9%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	568,488
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	675,000	637,436
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	1,268,000	1,276,451
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	230,000	231,225
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	193,000	194,683
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	1,449,000	1,389,272

		4,297,555
Energy (1.0%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	239,000	238,952
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	239,000	236,503
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,073,000	892,884
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	483,000	455,561
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	361,000	347,011
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	722,000	783,081
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	361,000	368,676
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	168,000	169,629
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	217,000	215,619
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	170,000	169,642
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	244,000	241,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	361,000	335,260

		4,454,484
Financials (10.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,245,000	1,021,541
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	727,000	689,449
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	244,000	213,540
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	244,000	258,884
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	530,000	420,797
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	720,000	722,419
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	839,000	783,617
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	765,000	585,018
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	400,000	400,000
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,610,000	1,573,514
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	727,000	609,082
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,125,000	1,831,790
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	4,698,000	4,481,526
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,105,000	1,063,761
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	790,000	631,299
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,165,000	1,123,782
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	421,862
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	483,000	442,769
Credit Suisse Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	600,000	729,835
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	221,393
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	1,550,000	1,493,240
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	605,000	587,951
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	483,000	288,114
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	590,000	600,734
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,060,000	3,060,848
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.40%, 4/10/28	1,205,000	1,048,508
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	488,000	478,904
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	183,000	149,241
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,343,000	1,273,596
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	356,000	302,793
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	1,683,000	1,294,580
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	132,000	128,306
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	800,000	616,081
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	460,000	434,700
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 6.321%, 5/15/47	361,000	302,927
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	361,000	297,011
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	3,147,000	3,048,852
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,137,000	5,272,423
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	361,000	328,396
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	895,000	602,573
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	960,000	831,442
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	570,000	588,490
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,467,000	3,350,201
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	147,000	149,978
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	133,000	134,195
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,212,000	2,025,528
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	980,000	781,648
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	445,000	331,992
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	722,000	543,564
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,098,000	1,046,693
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	122,000	112,630
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	239,000	197,426
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	239,000	158,796

		50,088,239
Health care (2.0%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	565,000	567,939
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	504,000	504,843
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	949,000	950,843
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	483,000	460,876
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	722,000	623,429
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	483,000	427,928
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	320,000	323,698
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	835,000	851,287
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	488,000	474,273
HCA, Inc. 144A company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	210,000	182,484
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	315,000	311,474
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	605,000	617,530
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	550,000	565,145
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	373,000	370,534
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	857,000	842,533
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	488,000	468,987
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	839,000	697,442

		9,241,245
Technology (2.9%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	605,000	365,957
Apple, Inc. sr. unsec. bonds 4.85%, 5/10/53	44,000	44,812
Apple, Inc. sr. unsec. notes 4.30%, 5/10/33	36,000	35,805
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	2,166,000	2,040,692
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	600,000	572,048
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	361,000	331,888
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,093,000	1,074,870
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	483,000	438,869
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	241,000	171,655
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	121,000	98,758
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	203,000	201,292
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	173,000	178,136
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,698,000	1,709,882
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,835,000	1,600,871
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	366,000	349,612
Microsoft Corp. sr. unsec. unsub. bonds 3.50%, 2/12/35	610,000	562,978
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	361,000	263,728
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	237,000	207,572
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	666,000	500,039
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	727,000	560,603
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	483,000	421,468
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	239,000	218,072
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	396,000	264,497
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	735,000	507,679
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	995,000	840,357

		13,562,140
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	335,000	317,557

		317,557
Utilities and power (1.9%)
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	488,000	416,170
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	839,000	788,429
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	717,000	628,709
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,235,000	1,217,473
Florida Power & Light Co. sr. bonds 3.95%, 3/1/48	854,000	711,487
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	715,000	704,486
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	600,000	585,949
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	635,000	639,605
Oncor Electric Delivery Co., LLC 144A sr. bonds 4.95%, 9/15/52	1,060,000	1,013,793
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	500,000	484,732
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	500,000	399,860
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	500,000	445,000
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	445,000	450,669
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	380,000	379,910

		8,866,272

Total corporate bonds and notes (cost $126,808,575)		$125,829,747

MORTGAGE-BACKED SECURITIES (8.6%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (8.6%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	$618,000	$576,648
BANK FRB Ser. 17-BNK8, Class B, 3.951%, 11/15/50(WAC)	56,000	46,191
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	1,344,000	1,031,007
BBCMS Mortgage Trust FRB Ser. 20-C6, Class XA, 1.047%, 2/15/53(WAC)	985,741	47,963
Benchmark Mortgage Trust
Ser. 18-B6, Class AS, 4.441%, 10/10/51	2,211,000	1,992,374
Ser. 19-B11, Class AS, 3.784%, 5/15/52	54,000	45,278
Ser. 19-B12, Class A5, 3.116%, 8/15/52	484,000	425,471
FRB Ser. 20-B21, Class XA, IO, 1.449%, 12/17/53(WAC)	20,611,421	1,498,472
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.16%, 12/10/49(WAC)	1,216,000	1,069,315
Ser. 16-P4, Class AS, 3.075%, 7/10/49	2,394,000	2,129,463
COMM Mortgage Trust
FRB Ser. 14-CR15, Class B, 4.618%, 2/10/47(WAC)	51,000	49,949
FRB Ser. 17-COR2, Class C, 4.588%, 9/10/50(WAC)	1,387,000	1,045,724
FRB Ser. 15-CR26, Class B, 4.466%, 10/10/48(WAC)	1,170,000	1,012,192
Ser. 18-COR3, Class AM, 4.341%, 5/10/51(WAC)	42,000	38,739
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	355,000	322,960
CSAIL Commercial Mortgage Trust
FRB Ser. 20-C19, Class XA, IO, 1.103%, 3/15/53(WAC)	982,501	52,616
FRB Ser. 19-C15, Class XA, IO, 1.028%, 3/15/52(WAC)	15,506,587	646,743
GS Mortgage Securities Trust
FRB Ser. 16-GS2, Class C, 4.698%, 5/10/49(WAC)	1,232,000	1,097,076
FRB Ser. 20-GC47, Class C, 3.454%, 5/12/53(WAC)	61,000	43,703
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C15, Class B, 4.927%, 11/15/45(WAC)	1,140,000	1,071,600
FRB Ser. 14-C23, Class B, 4.48%, 9/15/47(WAC)	355,645	330,659
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.111%, 12/15/47(WAC)	301,749	273,583
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.058%, 2/15/47(WAC)	1,212,000	1,163,610
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	939,000	917,614
FRB Ser. 15-C25, Class B, 4.518%, 10/15/48(WAC)	1,011,000	928,981
FRB Ser. 14-C17, Class C, 4.487%, 8/15/47(WAC)	1,254,000	1,182,059
FRB Ser. 14-C16, Class B, 4.282%, 6/15/47(WAC)	33,000	30,214
Ser. 14-C17, Class AS, 4.011%, 8/15/47	2,337,000	2,246,979
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	1,180,000	1,073,472
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	1,504,000	1,337,696
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	823,000	716,005
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	831,000	729,475
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.783%, 10/15/51(WAC)	1,652,000	1,329,199
Ser. 18-L1, Class AS, 4.637%, 10/15/51(WAC)	665,000	607,463
Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	575,000	543,863
Ser. 18-H4, Class A4, 4.31%, 12/15/51	2,186,000	2,046,124
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	1,227,000	1,086,858
Wells Fargo Commercial Mortgage Trust
Ser. 18-C47, Class AS, 4.673%, 9/15/61(WAC)	665,000	602,158
Ser. 19-C49, Class B, 4.546%, 3/15/52	2,118,000	1,809,386
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	1,193,000	1,080,441
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,759,000	1,509,224
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	39,000	30,006
FRB Ser. 20-C56, Class B, 3.742%, 6/15/53(WAC)	1,304,000	1,068,408
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	2,461,000	2,248,960
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	1,123,284	985,681

		40,121,602

Total mortgage-backed securities (cost $40,856,817)		$40,121,602

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
Tesla Auto Lease Trust 144A Ser. 23-A, Class A3, 5.89%, 6/22/26	$2,000,000	$1,997,208

Total asset-backed securities (cost $1,999,868)		$1,997,208

SHORT-TERM INVESTMENTS (4.6%)(a)
	Principal amount/shares	Value
Interest in $274,972,000 joint tri-party repurchase agreement dated 7/31/2023 with BofA Securities, Inc. due 8/1/2023 - maturity value of $21,177,117 for an effective yield of 5.300% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.875% to 1.875% and due dates ranging from 2/28/2029 to 11/15/2030, valued at $280,471,444)	$21,174,000	$21,174,000
U.S. Treasury Bills 5.308%, 11/16/23	200,000	196,871

Total short-term investments (cost $21,370,974)		$21,370,871
TOTAL INVESTMENTS

Total investments (cost $506,433,885)		$499,622,630

TBA SALE COMMITMENTS OUTSTANDING at 7/31/23 (proceeds receivable $9,927,031) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 8/1/53	$10,000,000	8/14/23	$9,933,594

Total			$9,933,594

Key to holding's abbreviations
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $463,862,233.
(FWC)	Forward commitment, in part or in entirety.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $21,597,480 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,997,208	$—
Corporate bonds and notes	—	125,829,747	—
Mortgage-backed securities	—	40,121,602	—
U.S. government and agency mortgage obligations	—	156,462,794	—
U.S. treasury obligations	—	153,840,408	—
Short-term investments	—	21,370,871	—

Totals by level	$—	$499,622,630	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(9,933,594)	$—

Totals by level	$—	$(9,933,594)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com